Acquisitions (Schedule Of Purchase Price Allocations) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Coal mineral interests	$ 94,410
Oil and gas interests	2,857
Land	449
Support equipment	60
Deferred income	(2,018)
Other liabilities	(42)
Fair value of assets acquired and liabilities assumed	$ 95,716	$ 500